Concentration of Credit Risk - Schedule of Concentration of Credit Risk (Details)	6 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Sep. 30, 2025
Customer Concentration Risk [Member] | Customer N [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	14.66%		25.37%
Customer Concentration Risk [Member] | Customer N [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	22.81%				28.30%
Customer Concentration Risk [Member] | Customer L [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	25.10%		24.09%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	23.24%				26.04%
Customer Concentration Risk [Member] | Customer M [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	19.40%		12.43%
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	18.80%				20.87%
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	11.77%		12.10%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	15.11%				18.07%
Customer Concentration Risk [Member] | Customer R [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	27.49%			[1]
Customer Concentration Risk [Member] | Customer R [Member] | Accounts Receivable [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	16.19%				[1]
Customer Concentration Risk [Member] | Customer O [Member] | Contract Liabilities [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	78.39%				84.90%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	16.87%				11.60%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier S [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	98.63%	[1]	19.43%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier B [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	17.61%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier O [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	14.81%
Supplier Concentration Risk [Member] | Group’s Purchase [Member] | Supplier F [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]	10.74%
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier S [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]			87.60%
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier O [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage		[1]			12.34%
Supplier Concentration Risk [Member] | Group’s advance [Member] | Supplier T [Member]
Schedule of Concentration of Credit Risk [Line Items]
Concentration risk percentage	85.70%				99.93%

[1]	represent percentage less than 10%